Additional Financial Information of Parent Company - Schedule I Balance sheet (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Assets
Cash and cash equivalents	$ 161,769,575	¥ 1,123,166,156	$ 114,575,423	¥ 795,497,163	¥ 193,098,712	¥ 32,577,822
Other receivables	11,384,390	79,041,821		33,539,256
Other current assets	1,807,747	12,551,186		6,659,354
Total current assets	213,370,728	1,481,432,963		993,964,105
Investment in subsidiaries and VIE	12,362,155	85,830,444		34,732,868
Total Assets	306,503,589	2,128,054,419		1,569,402,314
LIABILITY
Other current liabilities	1,497,481	10,397,008		4,742,957
Amounts due to related parties-non-current				34,286,208
Total Liabilities	83,506,218	579,783,669		465,133,224
Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 179,586,759 and 193,720,706 shares issued and outstanding, as of December 31, 2015 and 2016, respectively)	87,307	606,170		560,080
Additional paid-in capital	152,658,220	1,059,906,023		896,815,686
Retained earnings	52,271,658	362,922,123		155,338,255
Accumulated other comprehensive income	11,115,016	77,171,557		34,354,063
Total Jupai shareholders' equity	216,132,201	1,500,605,873		1,087,068,084
Total Liabilities and Total Equity	306,503,589	2,128,054,419		1,569,402,314
Parent Company
Assets
Cash and cash equivalents	37,823,656	262,609,642	$ 25,860,450	179,549,103	¥ 16,543,341
Other receivables	2,997,407	20,811,000
Other current assets	172,351	1,196,633		1,312,357
Total current assets	40,993,414	284,617,275		180,861,460
Investment in subsidiaries and VIE	147,175,888	1,021,842,196		758,755,916
Loan to subsidiaries	29,925,642	207,773,729		194,493,223
Total Assets	218,094,944	1,514,233,200		1,134,110,599
LIABILITY
Other current liabilities	92,653	643,291		602,184
Amounts due to related parties-non-current	1,870,090	12,984,036		46,440,331
Total Liabilities	1,962,743	13,627,327		47,042,515
Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 179,586,759 and 193,720,706 shares issued and outstanding, as of December 31, 2015 and 2016, respectively)	87,307	606,170		560,080
Additional paid-in capital	152,658,220	1,059,906,023		896,815,686
Retained earnings	52,271,658	362,922,123		155,338,255
Accumulated other comprehensive income	11,115,016	77,171,557		34,354,063
Total Jupai shareholders' equity	216,132,201	1,500,605,873		1,087,068,084
Total Liabilities and Total Equity	$ 218,094,944	¥ 1,514,233,200		¥ 1,134,110,599